Note 7 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Prepaid Expenses And Other Current Assets [Text Block]
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

(In Thousands)

	December 31
	2019	2018

Prepaid expenses	$767	$720
Payment in advance	264	300
Interest receivable	131	44
Other receivable	77	163
VAT refunds receivable	10	85
Prepayment to foundry vendors	-	920
Other	46	44

Total	$1,295	$2,276